Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Capital stock	Capital stock Common shares	Contributed surplus	Retained earnings	Accumulated other comprehensive loss	Shareholders’ equity	Non-controlling interests
Balance, beginning of period (in shares) at Dec. 31, 2020			76,201,980
Balance, beginning of period at Dec. 31, 2020	$ 1,441,457	$ 440,723		$ 1,873	$ 843,606	$ (137,102)	$ 1,149,100	$ 292,357
Net income	555,911				482,358		482,358	73,553
Other comprehensive income (loss)	151,939				4,903	147,036	151,939
Compensation expense recorded for stock options	113			113			113
Issue of shares on exercise of stock options (in shares)			7,300
Issue of shares on exercise of stock options	252	252					252
Reclassification of grant date fair value on exercise of stock options	0	58		(58)
Payments for repurchase of shares (in shares)			(1,435,193)
Payments for repurchase of shares	(62,898)	(8,305)			(54,593)		(62,898)
Dividend payments to Methanex Corporation shareholders	(24,634)				(24,634)		(24,634)
Distributions made and accrued to non-controlling interests	(95,405)							(95,405)
Equity contributions by non-controlling interest	650							650
Hedging gains transferred to inventory	(12,654)					(12,654)	(12,654)
Balance, end of period (in shares) at Dec. 31, 2021			74,774,087
Balance, end of period at Dec. 31, 2021	1,954,731	432,728		1,928	1,251,640	(2,720)	1,683,576	271,155
Net income	462,288				353,830		353,830	108,458
Other comprehensive income (loss)	299,447				(252)	299,699	299,447
Compensation expense recorded for stock options	110			110			110
Issue of shares on exercise of stock options (in shares)			16,800
Issue of shares on exercise of stock options	582	582					582
Reclassification of grant date fair value on exercise of stock options	0	134		(134)
Sale of partial interest in subsidiary (note 25)	148,990				126,445		126,445	22,545
Payments for repurchase of shares (in shares)			(5,551,751)
Payments for repurchase of shares	(252,985)	(32,149)			(220,836)		(252,985)
Dividend payments to Methanex Corporation shareholders	(43,955)				(43,955)		(43,955)
Distributions made and accrued to non-controlling interests	(84,714)							(84,714)
Hedging gains transferred to inventory	(55,037)					(55,037)	(55,037)
Balance, end of period (in shares) at Dec. 31, 2022			69,239,136
Balance, end of period at Dec. 31, 2022	$ 2,429,457	$ 401,295		$ 1,904	$ 1,466,872	$ 241,942	$ 2,112,013	$ 317,444